Note 6 - GOODWILL (Tables)	12 Months Ended
Dec. 31, 2012
Note 6 - Goodwill Tables
Carrying amount of goodwill

Goodwill of $8,801 as of December 31, 2010 relating to the manufactured products segment and the changes in the carrying amount of goodwill are as follows:

Balance as of December 31, 2011	$–
Disposal of a subsidiary
Impairment charge

Balance as of December 31, 2012	$–